MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.10

Client Name:
Client Project Name:	MFA 2024-NQM1
Start - End Dates:	8/12/2021 - 2/16/2024
Deal Loan Count:	242

Conditions Report 2.0

Loans in Report:	242
Loans with Conditions:	121
50 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: FEMA
49 - Non-Material Conditions
45 - Credit Review Scope
1 - Category: Application
3 - Category: Assets
16 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Insurance
6 - Category: LTV/CLTV
16 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
3 - Compliance Review Scope
2 - Category: Texas Home Equity
1 - Category: TILA/RESPA Integrated Disclosure
58 - Total Satisfied Conditions

21 - Credit Review Scope
5 - Category: Application
1 - Category: Assets
6 - Category: DTI
2 - Category: Legal Documents
7 - Category: Terms/Guidelines
12 - Property Valuations Review Scope
6 - Category: Appraisal
2 - Category: FEMA
4 - Category: Value
25 - Compliance Review Scope
11 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Right of Rescission
12 - Category: TILA/RESPA Integrated Disclosure
58 - Total Waived Conditions

53 - Credit Review Scope
1 - Category: Assets
12 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Insurance
1 - Category: Legal Documents
3 - Category: LTV/CLTV
34 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
1 - Category: Value
2 - Compliance Review Scope
1 - Category: Documentation
1 - Category: Repayment Ability

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